UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6465

The Travelers Series Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.    SCHEDULES OF INVESTMENTS

THE TRAVELERS SERIES TRUST

TRAVELERS QUALITY BOND PORTFOLIO

LAZARD INTERNATIONAL STOCK PORTFOLIO

FEDERATED HIGH YIELD PORTFOLIO

FEDERATED STOCK PORTFOLIO

DISCIPLINED MID CAP STOCK PORTFOLIO

FORM N-Q

MARCH 31, 2005

TRAVELERS QUALITY BOND PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
U.S. GOVERNMENT AND AGENCIES OBLIGATIONS — 31.4%
$1,000,000	AAA	U.S. Treasury Bonds, 5.250% due 2/15/29	$1,053,321
		U.S. Treasury Notes:
9,760,000	AAA	5.875% due 11/15/05	9,919,371
21,350,000	AAA	3.500% due 11/15/06	21,289,964
2,600,000	AAA	2.750% due 8/15/07	2,536,118
1,920,000	AAA	3.375% due 11/15/08	1,877,551
4,550,000	AAA	4.750% due 11/15/08	4,660,551
1,235,000	AAA	3.625% due 1/15/10	1,205,814
300,000	AAA	3.500% due 2/15/10	291,270
4,400,000	AAA	5.750% due 8/15/10	4,723,127
3,455,000	AAA	4.000% due 2/15/15	3,320,580
		Fannie Mae:
2,400,000	AAA	Benchmark Notes, 1.750% due 6/16/06	2,342,549
2,600,000	AAA	Notes, 2.000% due 2/9/07 (b)	2,580,648
1,200,000	AAA	Freddie Mac, Medium-Term Notes, 2.900% due 2/27/19 (b)	1,192,786

		TOTAL U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (Cost — $58,227,621)	56,993,650

CORPORATE BONDS AND NOTES - 50.4%
Aerospace & Defense - 0.6%
1,100,000	BBB	Northrop Grumman Corp., Notes, 4.079% due 11/16/06	1,099,007

Automotive — 1.3%
1,300,000	BBB	DaimlerChrysler North America Holding Corp., Notes,
		7.300% due 1/15/12	1,419,363
1,000,000	BBB-	Lear Corp., Notes, Series B, 7.960% due 5/15/05	1,004,734

			2,424,097

Banking — 9.9%
1,720,000	AA-	ABN AMRO Bank N.V., Sr. Notes, 2.834% due 5/11/07 (b)	1,721,975
1,000,000	AA-	Bank of America Corp., Sr. Notes, 5.375% due 6/15/14	1,017,807
1,170,000	BBB	Capital One Bank, Notes, 5.000% due 6/15/09	1,176,341
		Credit Suisse First Boston (USA), Inc., Notes:
600,000	A+	6.125% due 11/15/11	637,434
1,400,000	A+	4.875% due 1/15/15	1,350,663
700,000	A+	HSBC Bank (USA), Sub. Notes, 5.875% due 11/1/34	707,082
2,600,000	A	HSBC Finance Corp., Notes, 6.375% due 10/15/11	2,812,545
700,000	A-	Huntington National Bank, Sr. Notes, 4.650% due 6/30/09	699,962
800,000	A	JPMorgan Chase & Co., Sub. Notes, 5.250% due 5/1/15	798,419
300,000	AA	Rabobank Capital Funding Trust III, Sub. Bonds,
		5.254% due 12/31/16 (c)	297,760
1,200,000	A+	Royal Bank of Scotland PLC, Sub. Notes, 5.050% due 1/8/15	1,193,113
		US Bank NA:
1,800,000	AA-	Notes, 2.870% due 2/1/07	1,765,060
1,000,000	A+	Sub. Notes, 4.950% due 10/30/14	989,145
		Wachovia Bank NA, Sub. Notes:
500,000	A+	4.800% due 11/1/14	485,964
1,400,000	A+	3.130% due 11/3/14 (b)	1,417,962
900,000	A-	Washington Mutual Bank, Sub. Notes, 5.650% due 8/15/14	917,290

			17,988,522

Brokerage — 3.9%
600,000	BBB-	Glencore Funding LLC, Notes, 6.000% due 4/15/14 (c)	571,570
2,100,000	A+	The Goldman Sachs Group, Inc., Notes, 5.250% due 10/15/13	2,089,689
1,300,000	A	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 4.800% due 3/13/14	1,256,080
		Merrill Lynch & Co., Inc., Notes, Series C:
1,400,000	A+	4.125% due 9/10/09	1,365,749
700,000	A+	5.000% due 1/15/15	679,663
1,000,000	A+	Morgan Stanley, Notes, 6.600% due 4/1/12	1,093,114

			7,055,865

Conglomerates — 1.0%
1,800,000	BBB	Tyco International Group SA, Notes, 6.125% due 11/1/08	1,890,396

Construction — 0.7%
600,000	BB+	D.R. Horton Inc., Sr. Notes, 5.250% due 2/15/15	551,176
800,000	BBB-	Pulte Homes Inc., Notes, 5.200% due 2/15/15	756,798

			1,307,974

See Notes to Schedules of Investments.

TRAVELERS QUALITY BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Distributors — 0.4%
$700,000	A+	Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% due 1/15/11	$685,063

Energy — 4.7%
700,000	BBB+	Anadarko Finance Co., Notes, Series B, 6.750% due 5/1/11	771,454
300,000	BBB+	Consolidated Natural Gas Co., Sr. Notes, 5.000% due 12/1/14	293,888
400,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	385,716
700,000	BBB+	Dominion Resources, Inc., Sr. Notes, Series F, 5.250% due 8/1/33	698,786
700,000	BBB-	Duke Capital LLC, Sr. Notes, 4.331% due 11/16/06	700,742
870,000	BBB	Duke Energy Field Services LLC, Notes, 7.500% due 8/16/05	882,572
2,400,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	2,400,355
300,000	BBB+	Kinder Morgan Energy Partners L.P., Notes, 5.125% due 11/15/14	292,433
2,200,000	BBB-	Xcel Energy Inc., Sr. Notes, 3.400% due 7/1/08	2,124,753

			8,550,699

Finance Captive — 2.7%
1,000,000	BBB	Devon Financing Corp., ULC, Notes, 6.875% due 9/30/11	1,102,480
		Ford Motor Credit Co.,
		Global Landmark Securities™:
1,900,000	BBB-	6.875% due 2/1/06	1,926,220
200,000	BBB-	5.700% due 1/15/10	188,584
400,000	BBB-	7.450% due 7/16/31	362,812
		General Motors Acceptance Corp., Notes:
1,200,000	BBB-	7.250% due 3/2/11	1,115,436
300,000	BBB-	6.875% due 9/15/11	271,793

			4,967,325

Finance Non-Captive — 2.9%
1,000,000	AA+	AIG SunAmerica Global Financing VII, Sr. Notes,
		5.850% due 8/1/08 (c)	1,043,052
1,700,000	A+	American General Finance, Medium-Term Notes, Series I,
		3.875% due 10/1/09	1,633,783
1,500,000	A	Caterpillar Financial Services Corp., Notes, 4.700% due 3/15/12	1,480,062
1,130,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series L,
		4.000% due 3/22/11	1,071,248

			5,228,145

Food & Beverage — 1.9%
700,000	A+	Bottling Group LLC, Notes, 4.625% due 11/15/12	688,657
1,200,000	A	PepsiAmericas Inc., Notes, 4.875% due 1/15/15	1,176,894
1,400,000	BBB	Safeway Inc., Notes, 6.500% due 3/1/11	1,485,484

			3,351,035

Healthcare — 0.4%
700,000	BBB+	Wellpoint Inc. (Anthem Inc.), Bonds, 6.800% due 8/1/12	777,403

Insurance — 2.2%
400,000	BBB+	GE Global Insurance Holding Corp., Notes, 7.000% due 2/15/26	431,662
1,700,000	AAA	MassMutual Global Funding II, Notes, 2.550% due 7/15/08 (c)	1,605,286
1,900,000	AA+	New York Life Global Funding, Medium-Term Notes,
		5.375% due 9/15/13 (c)	1,945,456

			3,982,404

Internet Software & Services — 0.8%
1,500,000	BBB-	Computer Associates Inc., Sr. Notes, 4.750% due 12/1/09 (c)	1,471,983

Media — 4.9%
400,000	BBB-	Clear Channel Communications, Inc., Sr. Notes,
		4.400% due 5/15/11	377,324
900,000	BBB	Comcast Cable Communications, Inc., Exchange Notes,
		8.500% due 5/1/27	1,158,589
1,500,000	BBB-	Cox Communications Inc., Notes, 7.125% due 10/1/12	1,638,282
2,000,000	BB+	Liberty Media Corp., Sr. Notes, 4.510% due 9/17/06 (b)	2,027,060
3,600,000	BBB+	Time Warner Inc. (AOL Time Warner Inc.), Notes, 6.150% due 5/1/07	3,717,713

			8,918,968

Metals — 0.4%
600,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	719,351

Paper Products — 0.4%
700,000	BBB	International Paper Co., Notes, 5.300% due 4/1/15	699,189

Pharmaceuticals — 1.2%
2,200,000	A	Wyeth, Notes, 5.500% due 2/1/14	2,240,594

See Notes to Schedules of Investments.

TRAVELERS QUALITY BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Real Estate Investment Trust — 1.2%
$100,000	BBB+	AvalonBay Communities Inc., Notes, 4.950% due 3/15/13	$98,525
500,000	BBB-	Colonial Realty LP, Notes, 4.750% due 2/1/10	492,135
500,000	BBB	HRPT Properties Trust, Sr. Notes, 6.250% due 8/15/16	529,426
460,000	BBB-	iStar Financial Inc., Sr. Notes, 6.000% due 12/15/10	474,753
200,000	A-	Kimco Realty Corp., Medium-Term Notes, Series C, 2.942% due 8/1/06 (b)	200,222
250,000	BBB-	Nationwide Health Properties, Inc., Medium-Term Notes, Series C, 6.900% due 10/1/37	266,205

			2,061,266

Supermarkets — 0.8%
1,300,000	BBB	Kroger Co. (Fred Meyer, Inc.), Notes, 7.450% due 3/1/08	1,394,071

Telecommunications — 2.7%
		Deutsche Telekom International Finance B.V., Bonds:
2,000,000	A-	7.750% due 6/15/05	2,019,390
600,000	A-	8.250% due 6/15/30	787,033
700,000	A	SBC Communications, Notes, 5.100% due 9/15/14	683,537
1,350,000	BBB-	Sprint Capital Corp., Notes, 6.125% due 11/15/08	1,412,174

			4,902,134

Tobacco — 1.0%
1,700,000	BBB	Altria Group, Inc., Notes, 5.625% due 11/4/08	1,750,308

Utilities — 4.4%
2,800,000	BBB	Pepco Holdings, Inc., Notes, 5.500% due 8/15/07	2,866,427
750,000	BB-	PSEG Energy Holdings Inc., Sr. Notes, 8.625% due 2/15/08	795,000
1,800,000	BBB+	SCANA Corp., Sr. Notes, 3.244% due 11/15/06 (b)	1,802,117
1,700,000	AA-	SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (c)	1,698,082
800,000	BBB-	TransAlta Corp., Notes, 5.750% due 12/15/13	815,206

			7,976,832

		TOTAL CORPORATE BONDS AND NOTES (Cost — $91,456,568)	91,442,631

ASSET-BACKED SECURITIES — 3.9%
868,189	AAA	California Infrastructure PG&E-1, Series 1997-1, Class A7, 6.420% due 9/25/08	887,341
1,000,000	AAA	Chase Funding Trust, Series 2002-2, Class 1A5, 5.833% due 4/25/32	1,027,506
1,008,318	AAA	DaimlerChrysler Auto Trust, Series 2001-C, Class A4, 4.630% due 12/6/06	1,012,213
1,700,000	AAA	Discover Card Master Trust I, Series 1996-3, Class A, 6.050% due 8/18/08	1,734,348
1,850,991	AAA	Ford Credit Auto Owner Trust, Series 2002-B, Class A4, 4.750% due 8/15/06	1,859,713
515,658	AAA	Toyota Auto Receivables Owner Trust, Series 2002-C, Class A3, 2.650% due 11/15/06	515,409

		TOTAL ASSET-BACKED SECURITIES (Cost — $7,368,838)	7,036,530

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.5%
2,800,000	AAA	Banc of America Commercial Mortgage Inc., Series 2004-6, Class AJ, 4.870% due 12/10/42	2,739,687
		JPMorgan Chase Commercial Mortgage Securities Corp.:
3,000,000	Aaa*	Series 2004-C3, Class AJ, 4.922% due 1/15/42	2,943,527
1,150,000	AAA	Series 2005-LDP1, Class A4, 5.038% due 3/15/46	1,142,687
		LB-UBS Commercial Mortgage Trust:
1,090,000	AAA	Series 2002-C4, Class A5, 4.853% due 9/15/31	1,086,054
900,000	AAA	Series 2005-C1, Class AJ, 4.806% due 2/15/40	875,883
1,130,000	AAA	Morgan Stanley Capital I, Inc., Series 2005-IQ9,
		Class A4, 4.660% due 7/15/56	1,135,006

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $10,127,302)	9,922,844

See Notes to Schedules of Investments.

TRAVELERS QUALITY BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 7.9%
$14,347,000	State Street Bank & Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity - $14,347,949; (Fully collateralized by U.S. Treasury Bond, 7.500% due 11/15/16; Market value - $14,636,355) (Cost - $14,347,000)	$14,347,000

	TOTAL INVESTMENTS — 99.1% (Cost — $181,527,329**)	179,742,655
	Other Assets in Excess of Liabilities - 0.9%	1,535,842

	TOTAL NET ASSETS — 100.0%	$181,278,497

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk ( * ), which are rated by Moody’s Investors Service.

(b)	Variable rate security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 30 through 32 for definitions of ratings.

See Notes to Schedules of Investments.

LAZARD INTERNATIONAL STOCK PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.2%
Finland - 4.3%
377,200	Nokia Oyj	$5,850,041
154,900	Stora Enso Oyj, Series R Shares (a)	2,175,384

		8,025,425

France - 13.7%
53,000	Carrefour S.A. (a)	2,813,713
113,300	Credit Agricole S.A. (a)	3,080,948
27,000	Lagardere S.C.A. (a)	2,044,714
60,985	Sanofi-Aventis (a)	5,144,301
23,500	Schneider Electric S.A. (a)	1,842,130
28,351	Total S.A. (a)	6,635,928
119,100	Vivendi Universal S.A. (a)(b)	3,649,485

		25,211,219

Germany - 12.2%
41,700	Commerzbank AG	905,206
235,000	Deutsche Telekom AG (a)(b)	4,692,936
36,400	E.ON AG (a)	3,124,279
2,495	Porsche AG, Preferred Shares (a)	1,811,818
53,200	Schering AG	3,529,378
60,600	Siemens AG	4,797,493
77,900	Volkswagen AG (a)	3,709,336

		22,570,446

Ireland - 2.0%
110,400	Bank of Ireland	1,739,408
76,042	CRH PLC	1,994,562

		3,733,970

Italy - 2.1%
148,050	Eni S.p.A. (a)	3,845,435

Japan - 22.0%
16,050	ACOM CO., LTD.	1,085,218
22,200	AIFUL CORP.	1,776,414
309	East Japan Railway Co.	1,659,911
46,700	FANUC LTD. (a)	2,922,425
529,000	FUJITSU LTD.	3,177,207
17,600	HOYA Corp.	1,936,862
183,000	Mitsubishi Estate Co., Ltd. (a)	2,126,538
53,300	MURATA MANUFACTURING CO., LTD. (a)	2,858,242
20,200	NEC Electronics Corp. (a)	941,945
216,200	Nomura Holdings, Inc.	3,024,481
1,173	NTT DoCoMo, Inc.	1,969,130
67,000	Shin-Etsu Chemical Co., Ltd. (a)	2,536,908
333,000	Shinsei Bank, Ltd.	1,894,428
49,100	SONY Corp.	1,955,300
253,000	The Sumitomo Trust and Banking Co., Ltd.	1,649,308
65,000	Takeda Pharmaceutical Co., Ltd. (a)	3,097,692
683,000	TOKYO GAS CO., LTD. (a)	2,751,746
89,100	Toyota Motor Corp.	3,315,542

		40,679,297

See Notes to Schedules of Investments.

LAZARD INTERNATIONAL STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
The Netherlands - 6.7%
74,157	Heineken NV (a)	$2,570,438
100,772	Koninklijke (Royal) Philips Electronics N.V. (a)	2,776,866
116,500	Royal Dutch Petroleum Co.	6,967,409

		12,314,713

Norway - 1.3%
138,000	Statoil ASA (a)	2,348,381

Singapore - 1.2%
273,800	Oversea-Chinese Banking Corp., Ltd.	2,288,577

Switzerland - 7.7%
60,200	Compagnie Financiere Richemont AG, Class A Shares	1,890,849
113,530	Credit Suisse Group (a)(b)	4,876,424
14,500	Nestle S.A.	3,969,155
47,600	Swiss Reinsurance Co.	3,410,238

		14,146,666

United Kingdom - 24.0%
400,700	Barclays PLC	4,093,864
275,000	BP PLC	2,848,565
265,396	Cadbury Schweppes PLC	2,658,867
32,590	Cobham PLC	859,800
330,074	Diageo PLC	4,650,150
210,000	GlaxoSmithKline PLC	4,810,574
323,107	HSBC Holdings PLC	5,107,268
93,220	Imperial Tobacco Group PLC	2,445,278
166,360	Kesa Electricals PLC	949,581
418,800	Marks & Spencer Group PLC	2,736,526
243,200	Prudential PLC	2,323,972
640,500	Rentokil Initial PLC	1,959,526
156,400	Royal Bank of Scotland Group PLC	4,973,884
395,100	Unilever PLC	3,902,344

		44,320,199

	TOTAL COMMON STOCK (Cost - $155,862,020)	179,484,328

FACE AMOUNT
SHORT-TERM INVESTMENTS - 27.9%
REPURCHASE AGREEMENT - 3.1%
$5,755,000	State Street Bank & Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity - $5,755,380; (Fully collateralized by U.S. Treasury Bond, 7.625% due 2/15/25; Market value - $5,876,847) (Cost - $5,755,000)	5,755,000

See Notes to Schedules of Investments.

LAZARD INTERNATIONAL STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 24.8%
45,751,001	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $45,751,001)	$45,751,001

	TOTAL SHORT-TERM INVESTMENTS (Cost - $51,506,001)	51,506,001

	TOTAL INVESTMENTS - 125.1% (Cost - $207,368,021*)	230,990,329
	Liabilities in Excess of Other Assets - (25.1)%	(46,368,804)

	TOTAL NET ASSETS - 100.0%	$184,621,525

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Sector**

Financials	23.9%
Consumer Staples	12.4
Energy	12.2
Consumer Discretionary	11.9
Information Technology	10.0
Healthcare	9.9
Industrials	6.1
Materials	3.7
Telecommunication Services	3.6
Other	6.3

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2005 and are subject to change.

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
CORPORATE BONDS AND NOTES — 97.0%
Aerospace & Defense — 1.6%
$175,000	B	Alliant Techsystems, Inc., 8.500% due 5/15/11	$186,375
150,000	B	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11	162,000
75,000	B-	K & F Acquisition, Inc., Sr. Sub. Notes, 7.750% due 11/15/14 (b)	73,125
125,000	B-	K & F Parent, Inc., Sr. Notes, 11.500% due 2/1/15 (b)†	123,125
425,000	BB+	L-3 Communications Corp., Sr. Sub. Notes, 6.125% due 1/15/14	420,750
150,000	B-	Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.250% due 9/1/14 (b)	156,000
225,000	B-	TransDigm, Inc., Sr. Sub. Notes, 8.375% due 7/15/11	232,031

			1,353,406

Automotive — 2.9%
225,000	CCC+	Advanced Accesory Systems LLC, Sr. Notes, 10.750% due 6/15/11	189,000
250,000	B	Cooper-Standard Automotive, Inc., Notes, 8.375% due 12/15/14 (b)	204,375
		General Motors Corp.:
325,000	BBB-	Debentures, 8.375% due 7/15/33	278,786
275,000	BBB-	Sr. Notes, 7.125% due 7/15/13	237,303
100,000	BBB-	Lear Corp., Sr. Notes, Series B, 7.960% due 5/15/05	100,473
		Stanadyne Corp.:
125,000	B-	Sr. Discount Notes, step bond to yield 8.904% due 2/15/15 (b)	73,125
250,000	B-	Sr. Sub. Notes, 10.000% due 8/15/14	258,750
250,000	B+	Stoneridge, Inc., Sr. Notes, 11.500% due 5/1/12	278,125
175,000	B-	Tenneco Automotive Inc., Sr. Sub. Notes, 8.625% due 11/15/14 (b)	171,062
385,000	BB-	TRW Automotive, Inc., Sr. Sub. Notes, 11.000% due 2/15/13	433,125
225,000	B	United Components, Inc., Sr. Sub. Notes, 9.375% due 6/15/13	225,562

			2,449,686

Building Materials — 2.6%
275,000	B-	AMH Holdings Inc., Sr. Discount Notes, step bond to yield 10.957% due 3/1/14	192,500
125,000	B-	Associated Materials, Inc., Sr. Sub. Notes, 9.750% due 4/15/12	135,000
250,000	B-	Builders FirstSource, Inc., Sr. Secured Notes, 7.024% due 2/15/12 (b)(c)	247,500
200,000	B-	Collins & Aikman Floorcovering, Inc., Sr. Sub. Notes, Series B, 9.750% due 2/15/10	214,000
		Goodman Global Holdings Co., Inc.:
100,000	B-	Sr. Notes, 5.760% due 6/15/12 (b)(c)	99,500
300,000	B-	Sr. Sub. Notes, 7.875% due 12/15/12 (b)	276,000
150,000	B-	Norcraft Cos. LP/Norcraft Finance Co., Sr. Sub. Notes, 9.000% due 11/1/11	156,000
425,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Sr. Discount Notes, step bond to yield 9.746% due 9/1/12	303,875
100,000	CCC+	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	97,000
250,000	CCC+	NTK Holding, Inc., Sr. Discount Notes, step bond to yield 10.747% due 3/1/14 (b)	134,375
150,000	B-	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12	142,500
200,000	B-	U.S. Concrete, Inc., Sr. Sub. Notes, 8.375% due 4/1/14	200,000

			2,198,250

Chemicals — 5.8%
200,000	CCC+	Aventine Renewable Energy Holdings Inc., Secured Notes, 9.010% due 12/15/11 (b)(c)	204,000
179,000	B-	BCP Caylux Holding Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	204,955
250,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Secured Notes, 9.000% due 7/15/14 (b)	271,250
225,000	B-	Compass Minerals Group, Inc., Sr. Sub. Notes, 10.000% due 8/15/11	245,812
		Compass Minerals International, Inc.:
275,000	B-	Sr. Discount Notes, Series B, step bond to yield 11.980% due 6/1/13	229,625
150,000	B-	Sr. Notes, step bond to yield 12.740% due 12/15/12	129,750
325,000	B-	Crystal U.S. Holdings 3 LLC/Crystal U.S. Sub 3 Corp., Sr. Discount Notes, step bond to yield 9.919% due 10/1/14 (b)	229,125
250,000	B+	Equistar Chemical, LP/Equistar Funding Corp., Sr. Notes, 10.125% due 9/1/08	277,500
125,000	BB+	FMC Corp., Secured Notes, 10.250% due 11/1/09	140,000
150,000	BB-	Huntsman Advanced Materials LLC, Sr. Secured Notes, 11.000% due 7/15/10 (b)	172,875
258,000	B	Huntsman International LLC, Sr. Sub Notes, 10.125% due 7/1/09	269,610
225,000	B+	INVISTA, Notes, 9.250% due 5/1/12 (b)	248,625
150,000	B	Koppers Inc., Sr. Notes, 9.875% due 10/15/13	168,000
		Lyondell Chemical Co.:
		Sr. Secured Notes:
275,000	B+	9.500% due 12/15/08	295,625
50,000	B+	10.500% due 6/1/13	57,750
75,000	B+	Series A, 9.6250% due 5/1/07	80,812
75,000	B+	Series B, 9.875% due 5/1/07	77,250
250,000	B-	Sr. Sub. Notes, 10.875% due 5/1/09	260,625

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Chemicals — 5.8% (continued)
$ 275,000	B-	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	$295,625
216,000	B-	Nalco Finance Holdings, Inc., Sr. Notes, step bond to yield 9.711% due 2/1/14	164,160
250,000	CCC+	Polypore Inc., Sr. Sub. Notes, 8.750% due 5/15/12	235,000
125,000	B-	PQ Corp., Sr. Notes, 7.500% due 2/15/13 (b)	123,750
75,000	B-	Rockwood Specialties Group, Inc., Sub. Notes, 7.500% due 11/15/14 (b)	75,375
		Union Carbide Chemicals & Plastics Co. Inc.:
50,000	BBB-	Debentures, 7.875% due 4/1/23	52,713
200,000	BBB-	Sr. Notes, 8.750% due 8/1/22	207,500
		Union Carbide Corp., Debentures:
75,000	BBB-	6.790% due 6/1/25	75,469
50,000	BBB-	7.500% due 6/1/25	52,010

			4,844,791

Construction Machinery — 1.6%
175,000	BB-	AGCO Corp., Sr. Notes, 9.500% due 5/1/08	184,187
400,000	BB-	Case New Holland, Inc., Sr. Notes, 9.250% due 8/1/11 (b)	428,000
150,000	NR	Clark Material Handling Co., Sr. Notes, Series D, 10.750% due 11/15/06 (d)(e)	0
		Columbus McKinnon Corp.:
50,000	B-	Sr. Secured Notes, 10.000% due 8/1/10	54,625
275,000	CCC+	Sr. Sub. Notes, 8.500% due 4/1/08	276,375
300,000	BB-	NationsRent Cos. Inc., Sr. Secured Notes, 9.500% due 10/15/10	322,500
125,000	BB-	United Rentals North America Inc., Sr. Notes, 6.500% due 2/15/12	122,187

			1,387,874

Consumer Products — 4.8%
225,000	B-	AAC Group Holding Corp., Sr. Discount Notes, step bond to yield 8.904% due 10/1/12 (b)	163,125
75,000	B-	American Achievement Corp., Sr. Sub. Notes, 8.250% due 4/1/12	78,000
275,000	CCC+	Ames True Temper, Inc., Sr. Sub. Notes, 10.000% due 7/15/12	235,125
150,000	B	Chattem, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	151,500
125,000	B+	Church & Dwight Co. Inc., Sr. Sub. Notes, 6.000% due 12/15/12 (b)	122,500
50,000	NR	Diamond Brands Operating Corp., Sr. Sub. Notes, 10.125% due 4/15/08 (d)(e)	720
275,000	B-	Jarden Corp., Sr. Sub. Notes, 9.750% due 5/1/12	294,250
175,000	BB	K2, Inc., Sr. Notes, 7.375% due 7/1/14	182,000
200,000	CCC+	Leiner Health Products, Inc., Sr. Sub. Notes, 11.000% due 6/1/12	216,000
300,000	CCC+	Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11	313,500
400,000	B-	Rayovac Corp., Sr. Sub. Notes, 7.375% due 2/1/15 (b)	385,000
250,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	261,875
		Simmons Bedding Co.:
275,000	B-	Sr. Discount Notes, step bond to yield 11.323% due 12/15/14 (b)	173,250
350,000	B-	Sr. Sub. Notes, 7.875% due 1/15/14	358,750
205,000	B	Tempur-Pedic, Inc./Tempur Production U.S.A., Sr. Sub. Notes, 10.250% due 8/15/10	231,137
225,000	CCC+	True Temper Sports, Inc., Sr. Sub. Notes, 8.375% due 9/15/11	210,375
250,000	B-	Visant Corp., Sr. Sub. Notes, 7.625% due 10/1/12	248,750
475,000	B-	Visant Holding Corp., Sr. Discount Notes, step bond to yield 10.039% due 12/1/13	349,125
90,000	B+	WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.500% due 4/1/11	97,650

			4,072,632

Diversified — 1.8%
1,457,722	BB-	Targeted Return Index Sector, Trains HY-2004-1, Secured Notes, 8.2105% due 8/1/15 (b)(c)	1,516,844

Diversified Manufacturing — 0.5%
375,000	BBB	Tyco International Group S.A., Notes, 5.800% due 8/1/06	383,000

Energy — 1.3%
225,000	B	Compton Petroleum Corp., Sr. Notes, 9.900% due 5/15/09	245,250
50,000	B	Lone Star Technologies, Inc., Sr. Sub. Notes, Series B, 9.000% due 6/1/11	53,250
150,000	BB-	Petroleum Helicopters, Inc., Sr. Notes, Series B, 9.375% due 5/1/09	160,125
150,000	BB	Pogo Producing Co., Sr. Sub. Notes, 6.625% due 3/15/15 (b)	150,750
		Range Resources Corp., Sr. Sub. Notes:
75,000	B	7.375% due 7/15/13	76,875
125,000	B	6.375% due 3/15/15 (b)	120,625
250,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	272,500

			1,079,375

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Entertainment — 2.5%
$300,000	CCC+	AMC Entertainment, Inc., Sr. Sub. Notes, 9.875% due 2/1/12	$318,000
525,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.474% due 3/15/14	375,375
150,000	B-	Cinemark U.S.A., Sr. Sub. Notes, 9.000% due 2/1/13	163,500
275,000	B+	Intrawest Corp., Sr. Notes, 7.500% due 10/15/13	277,062
325,000	CCC+	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (b)	325,000
425,000	B-	Universal City Development Partners, Sr. Notes, 11.750% due 4/1/10	486,625
		Universal City Florida Holding Co I/II, Sr. Notes:
75,000	B-	7.4925% due 5/1/10 (b)(c)	78,000
50,000	B-	8.375% due 5/1/10 (b)	51,250

			2,074,812

Environmental — 1.2%
		Allied Waste North America, Inc., Sr. Notes, Series B:
450,000	BB-	8.875% due 4/1/08	467,437
175,000	BB-	9.250% due 9/1/12	188,125
200,000	B	Clean Harbors, Inc., Sr. Secured Notes, 11.250% due 7/15/12 (b)	224,000
125,000	B	Synagro Technologies, Inc., Sr. Sub. Notes, 9.500% due 4/1/09	136,562

			1,016,124

Financial Institutions — 0.3%
250,000	BB	American Real Estate Partners LP., Sr. Notes, 7.125% due 2/15/13 (b)	246,250

Food & Beverage — 6.2%
300,000	B-	American Seafood Group LLC, Sr. Sub. Notes, 10.125% due 4/15/10	324,000
425,000	B-	ASG Consolidated LLC/ASG Finance Inc., Sr. Discount Notes,
		step bond to yield 11.505% due 11/1/11 (b)	299,625
150,000	B	B&G Foods, Inc., Sr. Notes, 8.000% due 10/1/11	156,750
63,000	B-	Birds Eye Foods, Inc., Sr. Sub. Notes, 11.875% due 11/1/08	65,677
150,000	BB	Constellation Brands, Inc., Sr. Notes, Series B, 8.000% due 2/15/08	160,875
200,000	B+	Cott Beverages, Inc., Sr. Sub. Notes, 8.000% due 12/15/11	212,500
400,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	435,000
		Dole Food Co., Sr. Notes:
275,000	B+	8.625% due 5/1/09	290,125
275,000	B+	7.250% due 6/15/10	279,125
18,023	B+	8.875% due 3/15/11	19,465
150,000	CCC	Eagle Family Foods, Inc., Sr. Sub. Notes, Series B, 8.750% due 1/15/08	125,250
98,000	B	Gold Kist, Inc., Sr. Notes, 10.250% due 3/15/14	112,210
275,000	B3*	Michael Foods, Inc., Sr. Sub. Notes, 8.000% due 11/15/13	287,375
175,000	B-	National Beef Packing Co./NB Finance Corp., LLC, Sr. Notes, 10.500% due 8/1/11	179,375
100,000	NR	Nebco Evans Holding Co., Sr. Discount Notes, 12.375% due 7/15/07 (d)(e)	0
300,000	B-	Pierre Foods, Inc., Sr. Sub. Notes, 9.875% due 7/15/12	315,750
		Pilgrim’s Pride Corp.:
100,000	BB-	Sr. Notes, 9.625% due 9/15/11	109,000
175,000	B+	Sr. Sub. Notes, 9.250% due 11/15/13	193,375
200,000	B-	Reddy Ice Group, Inc., Sr. Sub. Notes, 8.875% due 8/1/11	223,500
325,000	B-	Reddy Ice Holding, Inc., Sr. Discount Notes, step bond to yield 11.013% due 11/1/12 (b)	234,000
		Smithfield Foods, Inc., Sr. Notes, Series B:
250,000	BB	8.000% due 10/15/09	266,250
325,000	BB	7.750% due 5/15/13	346,125
		Swift & Co.:
100,000	B+	Sr. Notes, 10.125% due 10/1/09	110,250
125,000	B	Sr. Sub. Notes, 12.500% due 1/1/10	141,562
300,000	B-	UAP Holding Corp., Sr. Discount Notes, step bond to yield 7.829% due 7/15/12	240,000
67,000	B	United Agricultural Products, Inc., Sr. Notes, 8.250% due 12/15/11 (c)	70,015

			5,197,179

Gaming — 5.8%
150,000	B-	155 East Tropicana LLC, Sr. Secured Notes, 8.750% due 4/1/12 (b)	148,875
		Boyd Gaming Corp., Sr. Sub. Notes:
100,000	B+	8.750% due 4/15/12	108,750
175,000	B+	7.750% due 12/15/12	184,187
		Caesars Entertainment Inc., Sr. Sub. Notes:
275,000	BB-	7.875% due 3/15/10	301,125
300,000	BB-	8.125% due 5/15/11	333,750
500,000	BB+	Harrah’s Operating Co., Inc., Sr. Sub. Notes, 7.875% due 12/15/05	511,250
75,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (b)	75,000

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Gaming — 5.8% (continued)
		Isle of Capri Casinos, Inc., Sr. Sub. Notes:
$225,000	B	9.000% due 3/15/12	$245,812
50,000	B	7.000% due 3/1/14	49,750
225,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	242,437
75,000	NR	Magna Entertainment Corp., Sub. Notes, 7.250% due 12/15/09	75,281
150,000	B	Majestic Star Casino LLC, Sr. Secured Notes, 9.500% due 10/15/10	157,687
		Mandalay Resort Group:
125,000	BB+	Sr. Notes, 9.500% due 8/1/08	137,187
550,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	600,875
		MGM Mirage Inc.:
150,000	BB+	Sr. Notes, 8.500% due 9/15/10	165,000
500,000	BB-	Sr. Sub. Notes, 9.750% due 6/1/07	540,000
175,000	B+	Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.000% due 4/1/12	186,375
225,000	B+	MTR Gaming Group, Inc., Sr. Notes, Series B, 9.750% due 4/1/10	246,375
		Penn National Gaming, Inc., Sr. Sub. Notes:
50,000	B	8.875% due 3/15/10	53,250
250,000	B	6.750% due 3/1/15 (b)	247,500
		Station Casinos, Inc.:
50,000	BB-	Sr. Notes, 6.000% due 4/1/12	49,875
200,000	B+	Sr. Sub. Notes, 6.500% due 2/1/14	199,500

			4,859,841

Healthcare — 6.5%
300,000	B-	AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	300,000
100,000	B-	AMR Holding Co., Sr. Sub. Notes, 10.000% due 2/15/15 (b)	104,500
225,000	B-	Ardent Health Services Inc., Sr. Sub. Notes, 10.000% due 8/15/13	267,750
225,000	BB-	Bio-Rad Laboratories, Inc., Sr. Sub. Notes, 6.125% due 12/15/14 (b)	221,625
600,000	B-	CDRV Investors, Inc., Sr. Discount Notes, step bond to yield 9.795% due 1/1/15 (b)	364,500
350,000	BB+	Columbia HCA Healthcare Co., Notes, 6.910% due 6/15/05	353,936
		Concentra Operating Corp., Sr. Sub. Notes:
175,000	B-	9.500% due 8/15/10	188,125
50,000	B-	9.125% due 6/1/12	53,250
275,000	B	DaVita, Inc., Sr. Sub. Notes, 7.250% due 3/15/15 (b)	270,875
		Fisher Scientific International, Inc., Sr. Sub. Notes:
325,000	BB+	8.000% due 9/1/13	355,062
50,000	BB+	6.750% due 8/15/14 (b)	51,000
100,000	CCC+	Hanger Orthopedic Group, Inc., Sr. Notes, 10.375% due 2/15/09	99,750
		HCA, Inc., Notes:
375,000	BB+	8.750% due 9/1/10	423,594
300,000	BB+	6.750% due 7/15/13	308,785
400,000	BB+	6.375% due 1/15/15	399,057
275,000	BB+	7.500% due 11/6/33	281,380
143,382	B+	Magellan Health Services, Inc., Sr. Notes, Series A, 9.375% due 11/15/08	155,032
275,000	B-	Medical Device Manufacturing Inc., Sr. Sub. Notes, Series B, 10.000% due 7/15/12	295,625
250,000	B-	National Mentor Inc., Sr. Sub. Notes, 9.625% due 12/1/12 (b)	261,875
150,000	BB-	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	161,625
250,000	B	Tenet Healthcare Corp., Sr. Notes, 9.875% due 7/1/14	261,250
250,000	BB	Ventas Realty LP/Ventas Capital Corp., Sr. Notes, 6.625% due 10/15/14	249,375
75,000	B-	VWR International, Inc., Sr. Sub. Notes, 8.000% due 4/15/14	76,312

			5,504,283

Industrial — Other — 4.7%
250,000	B-	Aearo Co. I., Sr. Sub. Notes, 8.250% due 4/15/12	265,000
275,000	CCC+	ALH Finance LLC/ALH Finance Corp., Sr. Sub. Notes, 8.500% due 1/15/13	269,500
100,000	B	Amsted Industries, Inc., Sr. Notes, 10.250% due 10/15/11 (b)	109,500
300,000	CCC+	Brand Services, Inc., Sr. Sub. Notes, 12.000% due 10/15/12	334,500
175,000	B-	Coleman Cable, Inc., Sr. Notes, 9.875% due 10/1/12 (b)	179,375
150,000	B-	Da-Lite Screen Co., Inc., Sr. Notes, 9.500% due 5/15/11	163,500
225,000	CCC+	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13	145,125
50,000	NR	Glenoit Corp., Sr. Sub. Notes, 11.000% due 4/15/07 (d)(e)	0
200,000	B	Hawk Corp., Sr. Notes, 8.750% due 11/1/14	206,000
146,000	B	Interline Brands, Inc., Sr. Sub. Notes, 11.500% due 5/15/11	167,170
275,000	B-	Knowledge Learning Corp., Inc., Sr. Sub. Notes, 7.750% due 2/1/15 (b)	266,750
175,000	B-	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	189,875
		Neenah Corp.:
191,000	CCC+	Sr. Secured Notes, 11.000% due 9/30/10 (b)	212,965
159,574	CCC+	Sr. Sub. Notes, 13.000% due 9/30/13 (b)	164,361

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Industrial — Other — 4.7% (continued)
$250,000	B-	Norcross Safety Products LLC/Norcross Capital Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/11	$266,250
175,000	B-	NSP Holdings/NSP Capital Corp., Sr. Notes, 11.750% due 1/1/12 (b)†	179,375
200,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	221,000
250,000	B-	Sensus Metering Systems, Inc., Sr. Sub Notes, 8.625% due 12/15/13	256,875
250,000	B	Superior Essex Communications LLC/Essex Group., Inc., Sr. Notes, 9.000% due 4/15/12	255,000
100,000	B+	Valmont Industries, Inc., Sr. Sub. Notes, 6.875% due 5/1/14	99,500

			3,951,621

Lodging — 1.8%
150,000	B-	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (b)	142,875
63,000	B+	HMH Properties, Inc., Sr. Notes, Series B, 7.875% due 8/1/08	64,575
		Host Marriott L.P., Sr. Notes:
325,000	B+	7.125% due 11/1/13	324,187
100,000	B+	6.375% due 3/15/15 (b)	96,000
175,000	B-	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	191,625
175,000	BB+	Royal Caribbean Cruises Ltd., Sr. Notes, 8.000% due 5/15/10	193,156
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Notes:
350,000	BB+	7.375% due 5/1/07	363,125
100,000	BB+	7.875% due 5/1/12	109,750

			1,485,293

Media — Cable — 2.5%
400,000	B+	Cablevision Systems Corp., Sr. Notes, 8.000% due 4/15/12 (b)	413,000
425,000	CCC-	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Sr. Discount Notes, step bond to yield 11.397% due 4/1/11	328,312
500,000	CCC-	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Sr. Notes, 10.250% due 9/15/10	512,500
375,000	BB-	CSC Holdings, Inc., Sr. Notes, 7.875% due 12/15/07	391,875
450,000	B-	Kabel Deutschland GMBH, Sr. Notes, 10.625% due 7/1/14 (b)	499,500

			2,145,187

Media — Non-Cable — 10.1%
		Advanstar Communications, Inc.:
125,000	B-	Sr. Secured Notes, 10.750% due 8/15/10	139,688
250,000	CCC+	Sr. Sub. Notes, Series B, 12.000% due 2/15/11	269,375
175,000	NR	Advanstar, Inc., Sr. Sub. Notes, Series B, step bond to yield 14.681% due 10/15/11	161,000
		Affinity Group, Inc:
175,000	B-	Sr. Notes, 10.875% due 2/15/12 (b)	170,625
150,000	B-	Sr. Sub. Notes, 9.000% due 2/15/12	158,250
		American Media Operations, Inc., Sr. Sub. Notes:
200,000	B-	8.875% due 1/15/11	207,000
175,000	B-	Series B, 10.250% due 5/1/09	181,125
100,000	B	Cadmus Communication, Corp., Sr. Sub. Notes, 8.375% due 6/15/14	105,000
350,000	CCC+	CBD Media Holdings LLC & Finance Inc., Sr. Notes, 9.250% due 7/15/12	358,750
276,000	B	Dex Media East, LLC/Dex Media East Finance Co., Sr. Sub. Notes, 12.125% due 11/15/12	328,440
275,000	B	Dex Media Inc., Discount Notes, step bond to yield 9.371% due 11/15/13	210,375
488,000	B	Dex Media West, LLC/Dex Media East Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	546,560
325,000	BB-	DirectTV Holdings, LLC/DirectTV Financing Co., Sr. Notes, 8.375% due 3/15/13	353,438
		Echostar DBS Corp., Sr. Notes:
225,000	BB-	5.750% due 10/1/08	222,750
200,000	BB-	6.375% due 10/1/11	197,000
100,000	BB-	6.625% due 10/1/14 (b)	97,125
375,000	B-	Houghton Mifflin Co., Sr. Discount Notes, step bond to yield 11.154% due 10/15/13	262,500
		Intelsat Bermuda Ltd., Sr. Notes:
225,000	B+	7.805% due 1/15/12 (b)(c)	229,500
175,000	B+	8.625% due 1/15/15 (b)	179,375
125,000	BB-	Interpublic Group of Cos. Inc., Notes, 6.250% due 11/15/14	118,750
175,000	B	Lamar Media Corp., Sr. Sub. Notes, 7.250% due 1/1/13	182,875
175,000	CCC+	NBC Acquisition Corp., Sr. Discount Notes, step bond to yield 11.013% due 3/15/13	126,000
100,000	CCC+	Nebraska Book Co., Inc., Sr. Sub. Notes, 8.625% due 3/15/12	97,250
250,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14	265,000
575,000	B+	PanAmSat Holding Corp., Sr. Discount Notes, step bond to yield 10.513% due 11/1/14 (b)	376,625
200,000	B	PRIMEDIA, Inc., Sr. Notes, 8.875% due 5/15/11	209,500
300,000	B	Quebecor Media, Inc., Sr. Notes, 11.125% due 7/15/11	333,000
325,000	B+	Rainbow National Services LLC, Sr. Sub. Debentures, 10.375% due 9/1/14 (b)	364,813
200,000	BB-	The Reader’s Digest Association, Inc., Sr. Notes, 6.500% due 3/1/11	200,500
275,000	B+	R. H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (b)	318,313

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Media - Non-Cable — 10.1% (continued)
$225,000	B	Sinclair Broadcast Group, Inc., Sr. Sub. Notes, 8.750% due 12/15/11	$237,375
		Vertis, Inc.:
550,000	CCC+	Notes, Series B, 10.875% due 6/15/09	533,500
50,000	CCC+	Sr. Secured Notes, 9.750% due 4/1/09	52,500
300,000	CCC+	WDAC Subsidiary Corp., Sr. Notes, 8.375% due 12/1/14 (b)	280,500
94,000	CCC+	XM Satellite Radio, Inc., Sr. Secured Notes, 12.000% due 6/15/10	109,980
		Yell Finance B.V.:
179,000	BB-	Sr. Discount Notes, step bond to yield 16.740% due 8/1/11	179,000
97,000	BB-	Sr. Notes, 10.750% due 8/1/11	109,731

			8,473,088

Metals & Mining — 1.2%
225,000	B	Aleris International Inc., Sr. Secured Notes, 10.375% due 10/15/10	250,875
175,000	BB-	California Steel Industries, Inc., Sr. Notes, 6.125% due 3/15/14	167,125
100,000	B-	IMCO Recycling Escrow, Inc., Sr. Notes, 9.000% due 11/15/14 (b)	105,500
47,000	BBB	Ispat Inland ULC., Sr. Secured Notes, 9.750% due 4/1/14	55,225
150,000	NR	Republic Technologies International LLC/RTI Capital Corp., Sr. Secured Notes,
		13.750% due 7/15/09 (d)(e)	0
150,000	B	Ryerson Tull, Inc., Notes, 9.125% due 7/15/06	155,250
210,000	BB	United States Steel Corp., Sr. Notes, 9.750% due 5/15/10	233,625

			967,600

Packaging — 2.4%
75,000	B	AEP Industries Inc., Sr. Notes, 7.875% due 3/15/13 (b)	75,694
225,000	B-	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	254,813
150,000	CCC+	Graham Packaging Co., Inc., Sr. Notes, 8.500% due 10/15/12 (b)	150,750
250,000	BB-	Greif, Inc., Sr. Sub. Notes, 8.875% due 8/1/12	271,250
		Owens — Brockway Glass Container, Inc., Sr. Secured Notes:
250,000	BB-	8.875% due 2/15/09	268,125
150,000	BB-	7.750% due 5/15/11	157,875
100,000	B	8.25% due 5/15/13	106,250
350,000	B	Owens Illinois, Inc., Sr. Notes, 8.100% due 5/15/07	364,000
300,000	CCC+	Pliant Corp., Sr. Sub. Notes, 13.000% due 6/1/10	255,000
17,857	NR	Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 9.000% due 11/30/08 (b)(e)†	10,123
125,000	CCC-	Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10	105,000

			2,018,880

Paper — 3.8%
250,000	BB-	Abitibi-Consolidated Inc., Sr. Notes, 8.375% due 4/1/15	244,375
		Boise Cascade LLC:
75,000	B+	Sr. Notes, 6.016% due 10/15/12 (b)(c)	76,875
100,000	B+	Sr. Sub. Notes, 7.125% due 10/15/14 (b)	101,750
		Georgia-Pacific Corp.:
500,000	BB+	Notes, 7.500% due 5/15/06	512,500
		Sr. Notes:
250,000	BB+	8.125% due 5/15/11	276,875
400,000	BB+	9.375% due 2/1/13	449,000
250,000	B-	Graphic Packaging International Corp., Sr. Sub. Notes, 9.500% due 8/15/13	266,250
300,000	B	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	309,750
250,000	B-	JSG Fund PLC, Sr. Notes, 9.625% due 10/1/12	270,000
300,000	B	Mercer International Inc., Sr. Notes, 9.250% due 2/15/13	285,000
175,000	B	Stone Container Corp., Sr. Notes, 9.750% due 2/1/11	188,125
200,000	B	Tembec Industries, Inc., Sr. Notes, 8.500% due 2/1/11	190,500

			3,171,000

Restaurants — 0.7%
50,000	CCC+	Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10	53,000
150,000	B-	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (b)	155,250
128,000	B-	Domino’s, Inc., Sr. Sub. Notes, 8.250% due 7/1/11	134,400
275,000	B	Landry’s Restaurants Inc., Sr. Notes, 7.500% due 12/15/14 (b)	268,125

			610,775

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Retailers — 2.8%
$250,000	B	Couche-Tard U.S. L.P./Couche-Tard Finance Corp., Sr. Sub. Notes, 7.500% due 12/15/13	$263,750
200,000	B-	FTD, Inc., Sr. Sub. Notes, 7.750% due 2/15/14	206,000
125,000	CCC+	General Nutritions Center, Sr. Sub. Notes, 8.500% due 12/1/10	106,875
175,000	B	Hines Nurseries, Inc., Sr. Notes, 10.250% due 10/1/11	189,875
		J.C. Penney Co., Inc., Notes:
50,000	BB+	7.600% due 4/1/07	51,750
476,000	BB+	9.000% due 8/1/12	497,420
350,000	B	The Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14	341,688
150,000	B-	Lazydays RV Center, Inc., Sr. Notes, 11.750% due 5/15/12	162,375
		Rite Aid Corp.:
100,000	B+	Sr. Notes, 9.500% due 2/15/11	106,500
300,000	B+	Sr. Secured Notes, 8.125% due 5/1/10	306,000
150,000	B	United Auto Group, Inc., Sr. Sub. Notes, 9.625% due 3/15/12	159,000
400,000	NR	U.S. Office Products Co., Sr. Sub. Notes, 9.750% due 6/15/08 (d)(e)	0

			2,391,233

Services — 1.4%
200,000	B	Brickman Group, Ltd., Sr. Sub. Notes, Series B, 11.750% due 12/15/09	227,000
114,000	B+	CB Richard Ellis Services Inc., Sr. Notes, 9.750% due 5/15/10	129,390
275,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Sr. Sub. Notes, 8.750% due 3/15/12	292,875
225,000	B-	Hydrochem Industrial Services, Inc., Sr. Sub. Notes, 9.250% due 2/15/13 (b)	221,625
150,000	CCC+	IAAI Finance Corp., Sr. Notes, 11.000% due 4/1/13 (b)	149,801
157,000	CCC	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	157,785

			1,178,476

Supermarkets — 0.0%
150,000	NR	Jitney-Jungle Stores of America, Inc., Sr. Sub. Notes, 10.375% due 9/15/07 (d)(e)	0

Technology — 2.8%
		Activant Solutions, Inc., Sr. Notes:
75,000	B+	9.090% due 4/1/10 (b)(c)	76,875
250,000	B+	10.500% due 6/15/11	267,500
155,000	B	AMI Semiconductor, Inc., Sr. Sub. Notes, 10.750% due 2/1/13	186,388
125,000	B	Danka Business Systems PLC, Sr. Notes, 11.000% due 6/15/10	120,625
175,000	BB+	Freescale Semiconductor, Inc., Sr. Notes, 7.125% due 7/15/14	183,750
325,000	BB-	Ingram Micro Inc., Sr. Sub. Notes, 9.875% due 8/15/08	346,125
225,000	BB+	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09	240,188
225,000	BB+	Unisys Corp., Sr. Notes, 6.875% due 3/15/10	225,563
		Xerox Corp., Sr. Notes:
450,000	B+	9.750% due 1/15/09	509,625
225,000	B+	7.625% due 6/15/13	236,250

			2,392,889

Textile — 0.8%
75,000	Caa1*	GFSI, Inc., Sr. Sub. Notes, Series B, 9.625% due 3/1/07	72,375
150,000	BB-	Phillips Van-Heusen Corp., Sr. Notes, 8.125% due 5/1/13	157,875
225,000	B	Warnaco, Inc., Sr. Notes, 8.875% due 6/15/13	242,438
162,000	B+	The William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11	179,820

			652,508

Tobacco — 1.0%
300,000	NR	Commonwealth Brands, Inc., Secured Notes, 10.625% due 9/1/08 (b)	322,500
		DIMON, Inc., Sr. Notes:
50,000	BB	7.750% due 6/1/13	56,250
200,000	BB	Series B, 9.625% due 10/15/11	226,750
200,000	BB+	Standard Commercial Corp., Sr. Notes, 8.000% due 4/15/12	231,000

			836,500

Transportation — 0.6%
150,000	CCC+	Allied Holdings, Inc., Sr. Notes, Series B, 8.625% due 10/1/07	113,250
100,000	NR	The Holt Group, Inc., Sr. Sub. Notes, 9.750% due 1/15/06 (d)(e)	0
		Stena AB, Sr. Notes:
250,000	BB-	9.625% due 12/1/12	278,125
150,000	BB-	7.500% due 11/1/13	149,250

			540,625

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Utility - Electric — 3.3%
$256,758	BBB-	Caithness Coso Funding Corp., Secured Notes, Series B, 9.050% due 12/15/09	$276,015
300,000	CCC+	Calpine Corp., Sr. Notes, 8.500% due 2/15/11	213,000
125,000	B+	CMS Energy Corp., Sr. Notes, 8.900% due 7/15/08	134,844
125,000	BB-	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19 (b)	124,333
		Nevada Power Co.:
		General and Refunding Mortgage Notes, Series I:
50,000	BB	6.500% due 4/15/12	51,875
50,000	BB	5.875% due 1/15/15 (b)	49,000
400,000	BB	2nd Mortgage, 9.000% due 8/15/13	451,000
75,000	BB	Northwestern Corp., Secured Notes, 5.875% due 11/1/14 (b)	74,987
137,000	B	NRG Energy, Inc., Secured Notes, 8.000% due 12/15/13 (b)	145,563
		PSEG Energy Holdings LLC, Sr. Notes:
200,000	BB-	8.625% due 2/15/08	212,000
250,000	BB-	10.000% due 10/1/09	281,875
		Reliant Resources, Inc., Secured Notes:
125,000	B+	9.250% due 7/15/10	134,375
325,000	B+	9.500% due 7/15/13	355,063
300,000	B	Texas Genco LLC/Texas Genco Financing Corp., Sr. Notes, 6.875% due 12/15/14 (b)	302,250

			2,806,180

Utility - Natural Gas — 4.1%
		El Paso Corp.:
175,000	CCC+	Medium-Term Notes, 6.950% due 12/15/07	178,063
		Sr. Medium-Term Notes:
325,000	Caa1*	8.050% due 10/15/30	312,000
275,000	CCC+	7.800% due 8/1/31	259,875
225,000	CCC+	Sr. Notes, 6.750% due 5/15/09	220,500
175,000	B-	El Paso Production Holding Co., Sr. Notes, 7.750% due 6/1/13	178,063
300,000	B+	Holly Energy Partners, L.P., Sr. Notes, 6.250% due 3/1/15 (b)	289,500
125,000	B-	Inergy LP/Inergy Finance Corp., Sr. Notes, 6.875% due 12/15/14 (b)	120,625
50,000	B+	MarkWest Energy Partners L.P., Sr. Notes, 6.875% due 11/1/14 (b)	50,250
175,000	BB-	Pacific Energy Partners L.P./Pacific Energy Finance Corp., Sr. Notes, 7.125% due 6/15/14	182,000
125,000	BB-	SEMCO Energy, Inc., Sr. Notes, 7.125% due 5/15/08	127,859
		Tennesse Gas Pipeline Co.:
150,000	B-	Debentures, 7.500% due 4/1/17	161,864
450,000	B-	Notes, 8.375% due 6/15/32	502,328
150,000	B+	Transcontinental Gas Pipe Line Corp., Sr. Notes, Series B, 8.875% due 7/15/12	176,625
		The Williams Cos., Inc., Notes:
200,000	B+	7.625% due 7/15/19	217,500
425,000	B+	7.875% due 9/1/21	465,375

			3,442,427

Wireless Communications — 2.1%
50,000	B-	Inmarsat Finance PLC, Sr. Notes, 7.625% due 6/30/12	50,000
125,000	CCC+	Inmarsat Finance II PLC, step bond to yield 10.375% due 11/15/12	88,750
100,000	B-	New Skies Satellities N.V., Sr. Sub. Notes, 9.125% due 11/1/12 (b)	102,500
575,000	BB	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	610,219
700,000	BB	Rogers Wireless, Inc., Secured Notes, 6.375% due 3/1/14	682,500
200,000	CCC-	U.S. Unwired, Inc., Sr. Secured Notes, Series B, 10.000% due 6/15/12	222,500

			1,756,469

Wireline Communications — 5.5%
163,000	B-	Alaska Communications Systems Holdings, Inc., Sr. Notes, 9.875% due 8/15/11	172,780
1,025,000	BB+	AT&T Corp., Sr. Notes, 9.750% due 11/15/31	1,255,625
		Cincinnati Bell, Inc.:
250,000	B-	Sr. Notes, 7.250% due 7/15/13	250,000
125,000	B-	Sr. Sub. Notes, 8.375% due 1/15/14	123,750
		Citizens Communications Co.:
75,000	BB+	Notes, 9.250% due 5/15/11	82,500
		Sr. Notes:
150,000	BB+	6.250% due 1/15/13	141,750
200,000	BB+	9.000% due 8/15/31	209,000
400,000	B+	MCI Inc., Sr. Notes, 8.735% due 5/1/14	441,000
200,000	CCC	Primus Telecommunications Group, Inc., Sr. Notes, 8.000% due 1/15/14	145,000
850,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (b)	928,625
575,000	B	Qwest Services Corp., Sr. Sub. Notes, 14.000% due 12/15/10 (b)	668,438
225,000	B	Valor Telecommunications Enterprises LLC/Finance Corp., Sr. Notes, 7.750% due 2/15/15 (b)	225,000

			4,643,468

		TOTAL CORPORATE BONDS AND NOTES (Cost — $80,251,374)	81,648,566

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK — 0.2%
Chemicals — 0.0%
45	General Chemical Industrial Products, Inc. (e)(f)	$8,662

Food & Beverage — 0.1%
5,715	B&G Food Inc.	85,153

Media - Cable — 0.1%
710	NTL, Inc. (f)	45,206

Packaging — 0.0%
2,000	Russell-Stanley Holdings, Inc. (e)(f)‡	1,000

Wireline Communications — 0.0%
1,237	Viatel Holding Bermuda Ltd. (f)	835

	TOTAL COMMON STOCK (Cost — $588,225)	140,856

PREFERRED STOCK — 0.5%
Media - Non-Cable — 0.3%
	PRIMEDIA, Inc.:
1,150	Series F, 9.200% due 11/1/09	115,575
1,500	Series H, 8.625% due 4/1/10	144,750

		260,325

Retailers — 0.2%
200	GNC Corp., Series A, 12.000% due 12/1/05†	156,000

	TOTAL PREFERRED STOCK (Cost — $450,075)	416,325

WARRANTS
WARRANTS (f) — 0.1%
Chemicals — 0.0%
	General Chemical Industrial Products, Inc.:
26	Series A, Expire 4/30/11 (e)	0
19	Series B, Expire 4/30/11 (e)	0

		0

Entertainment — 0.0%
901	AMF Bowling Worldwide, Inc., Class B Shares, Expire 3/9/09 (e)	0

Industrial - Other — 0.1%
30,652	ACP Holdings Corp., Expire 9/30/13 (b)	62,070

Media - Non-Cable — 0.0%
75	Advanstar Holdings Corp., Expire 10/15/11 (b)	2
125	XM Satellite Radio Holdings, Inc., Expire 3/15/10 (b)	8,875

		8,877

Packaging — 0.0%
100	Pliant Corp., Expire 6/1/10 (b)(e)	1

Paper — 0.0%
100	JSG Funding PLC, Expire 10/1/13 (b)	3,500

	TOTAL WARRANTS (Cost — $105,554)	74,448

SHARES
ESCROW SHARES (e)(f) — 0.0%
175,000	Pillowtex Corp., 9.000% due 12/15/49 (Cost — $0)	0

FACE AMOUNT
REPURCHASE AGREEMENT — 0.5%
$446,000	State Street Bank and Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity — $446,029;
	(Fully collateralized by U.S. Treasury Bonds, 9.250% due 2/15/16; Market value — $456,724)
	(Cost — $446,000)	446,000

	TOTAL INVESTMENTS — 98.3% (Cost — $81,841,228**)	82,726,195
	Other Assets in Excess of Liabilities — 1.7%	1,413,477

	TOTAL NET ASSETS — 100.0%	$84,139,672

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Interest rate shown reflects current rate on instrument which is a floater or has a variable rate.

(d)	Security is currently in default.

(e)	Security is fair valued in good faith by or under the direction of the Board of Trustees.

(f)	Non-income producing security.

†	Payment-in-kind security for which all or part of the income/dividend earned is paid by the issuance of additional security.

‡	Security is exempt from registration under Rule 144A of the Securities Act of 1933. The security is restricted as to resale. The acquisition date, aggregate cost, per share value of the security and percentage of net assets which the security comprise at March 31, 2005 was November 28, 2001, $0, $0.50 per share and 0%, respectively.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 30 through 32 for definitions of ratings.

See Notes to Schedules of Investments.

FEDERATED STOCK PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.0%
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.0%
5,300	Johnson Controls, Inc.	$295,528

Hotels, Restaurants & Leisure - 1.3%
13,200	McDonald’s Corp.	411,048

Leisure Equipment & Products - 0.8%
11,500	Mattel, Inc.	245,525

Media - 5.8%
6,900	Clear Channel Communications, Inc.	237,843
27,700	The Interpublic Group of Cos., Inc. (a)	340,156
27,700	News Corp., Class A Shares	468,684
19,500	Time Warner Inc. (a)	342,225
11,500	Viacom Inc., Class B Shares	400,545

		1,789,453

Multiline Retail - 0.8%
7,100	May Department Store Co.	262,842

Specialty Retail - 2.2%
15,700	The Gap, Inc.	342,888
8,900	The Home Depot, Inc.	340,336

		683,224

	TOTAL CONSUMER DISCRETIONARY	3,687,620

CONSUMER STAPLES - 5.7%
Food & Drug Retailing - 1.5%
19,100	Rite Aid Corp. (a)	75,636
11,300	SUPERVALU Inc.	376,855

		452,491

Food Products - 0.9%
17,300	Tyson Foods, Inc., Class A Shares	288,564

Tobacco - 3.3%
15,500	Altria Group, Inc.	1,013,545

	TOTAL CONSUMER STAPLES	1,754,600

ENERGY - 13.1%
Energy Equipment & Services - 1.9%
13,900	Halliburton Co.	601,175

Oil & Gas - 11.2%
12,200	BP PLC, Sponsored ADR	761,280
17,602	ChevronTexaco Corp.	1,026,373
3,000	ConocoPhillips	323,520
15,400	Exxon Mobil Corp.	917,840
9,700	Marathon Oil Corp.	455,124

		3,484,137

	TOTAL ENERGY	4,085,312

FINANCIALS - 28.8%
Banks - 7.1%
21,300	Bank of America Corp.	939,330
15,800	U.S. Bancorp	455,356
6,600	Wachovia Corp.	336,006

See Notes to Schedules of Investments.

FEDERATED STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Banks - 7.1% (continued)
7,900	Wells Fargo & Co.	$472,420

		2,203,112

Diversified Financials - 12.3%
5,500	Capital One Financial Corp.	411,235
7,900	Fannie Mae	430,155
4,500	Freddie Mac	284,400
4,200	The Goldman Sachs Group, Inc.	461,958
21,700	JPMorgan Chase & Co.	750,820
15,000	MBNA Corp.	368,250
7,000	Merrill Lynch & Co., Inc.	396,200
12,800	Morgan Stanley	732,800

		3,835,818

Insurance - 9.4%
11,200	ACE Ltd.	462,224
17,100	The Allstate Corp.	924,426
7,600	American International Group, Inc.	421,116
14,000	Aon Corp.	319,760
6,700	The Hartford Financial Services Group, Inc.	459,352
9,100	Nationwide Financial Services, Inc., Class A Shares	326,690

		2,913,568

	TOTAL FINANCIALS	8,952,498

HEALTHCARE - 5.4%
Healthcare Providers & Services - 3.0%
2,000	AmerisourceBergen Corp.	114,580
12,400	McKesson Corp.	468,100
29,700	Tenet Healthcare Corp. (a)	342,441

		925,121

Pharmaceuticals - 2.4%
5,700	Johnson & Johnson	382,812
14,600	Pfizer Inc.	383,542

		766,354

	TOTAL HEALTHCARE	1,691,475

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.1%
6,134	Northrop Grumman Corp.	331,113

Building Products - 1.2%
10,900	Masco Corp.	377,903

Commercial Services & Supplies - 3.7%
21,370	Cendant Corp.	438,940
5,000	H&R Block, Inc.	252,900
10,000	Pitney Bowes, Inc.	451,200

		1,143,040

See Notes to Schedules of Investments.

FEDERATED STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Industrial Conglomerates - 3.1%
28,591	Tyco International Ltd.	$966,376

Machinery - 1.0%
4,800	Eaton Corp.	313,920

	TOTAL INDUSTRIALS	3,132,352

INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 1.1%
21,900	Motorola, Inc.	327,843

Computers & Peripherals - 1.7%
2,400	International Business Machines Corp.	219,312
9,900	Storage Technology Corp. (a)	304,920

		524,232

IT Consulting & Services - 1.1%
7,200	Computer Sciences Corp. (a)	330,120

Semiconductor Equipment & Products - 2.5%
29,100	Applied Materials, Inc.	472,875
13,300	Intel Corp.	308,959

		781,834

Software - 1.7%
17,000	BMC Software, Inc. (a)	255,000
11,400	Microsoft Corp.	275,538

		530,538

	TOTAL INFORMATION TECHNOLOGY	2,494,567

MATERIALS - 3.7%
Chemicals - 1.5%
6,600	PPG Industries, Inc.	472,032

Metals & Mining - 1.1%
11,300	Alcoa Inc.	343,407

Paper & Forest Products - 1.1%
9,000	Georgia-Pacific Corp.	319,410

	TOTAL MATERIALS	1,134,849

TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.2%
5,500	ALLTEL Corp.	301,675
20,300	SBC Communications Inc.	480,907
12,900	Sprint Corp.	293,475
15,250	Verizon Communications Inc.	541,375

		1,617,432

Wireless Telecommunication Services - 1.0%
11,900	Vodafone Group PLC	316,064

	TOTAL TELECOMMUNICATION SERVICES	1,933,496

See Notes to Schedules of Investments.

FEDERATED STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
UTILITIES - 6.0%
Electric Utilities - 4.4%
11,500	American Electric Power Co., Inc.	$391,690
14,600	Edison International	506,912
5,400	FirstEnergy Corp.	226,530
5,700	Pinnacle West Capital Corp.	242,307

		1,367,439

Multi - Utilities - 1.6%
21,900	NiSource Inc.	499,101

	TOTAL UTILITIES	1,866,540

	TOTAL COMMON STOCK (Cost - $27,106,613)	30,733,309

ESCROW SHARES (a)(b) - 0.0%
10,300	ESC Seagate Technology (Cost - $0)	0

FACE AMOUNT
REPURCHASE AGREEMENT - 2.4%
$751,000	State Street Bank & Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity - $751,050; (Fully collateralized by U.S. Treasury Bonds, 7.625% due 2/15/25; Market value - $772,734) (Cost - $751,000)	751,000

	TOTAL INVESTMENTS - 101.4% (Cost - $27,857,613*)	31,484,309
	Liabilities in Excess of Other Assets - (1.4%)	(426,615)

	TOTAL NET ASSETS - 100.0%	$31,057,694

(a)	Non-income producing security.

(b)	Security is fair valued in good faith by or under the direction of the Board of Trustees.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.1%
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 1.3%
49,982	ArvinMeritor, Inc.	$773,222
11,665	Autoliv, Inc.	555,837
22,478	BorgWarner, Inc. (a)	1,094,229

		2,423,288

Automobiles - 0.4%
27,836	Thor Industries, Inc.	832,575

Hotels, Restaurants & Leisure - 2.7%
21,077	Applebee’s International, Inc.	580,882
28,070	Caesars Entertainment, Inc. (b)	555,505
19,130	CBRL Group, Inc.	790,069
57,649	Darden Restaurants, Inc.	1,768,671
16,732	International Speedway Corp., Class A Shares	907,711
16,123	Wendy’s International, Inc.	629,442

		5,232,280

Household Durables - 4.9%
26,972	American Greetings Corp., Class A Shares	687,247
41,048	D.R. Horton, Inc.	1,200,244
6,196	Harman International Industries, Inc.	548,098
22,601	HNI Corp.	1,015,915
13,058	Lancaster Colony Corp.	555,618
38,402	Lennar Corp., Class A Shares	2,176,625
17,336	Mohawk Industries Inc. (b)	1,461,425
8,381	The Ryland Group, Inc.	519,790
7,192	Toll Brothers, Inc. (b)	567,089
37,212	Tupperware Corp.	757,636

		9,489,687

Leisure Equipment & Products - 0.7%
12,355	Brunswick Corp.	578,832
36,809	Marvel Enterprises, Inc. (b)	736,180

		1,315,012

Media - 1.7%
19,540	Belo Corp., Class A Shares	471,696
19,769	Catalina Marketing Corp.	512,017
32,841	Macrovision Corp. (b)	748,446
12,969	Media General, Inc., Class A Shares	802,133
20,896	Scholastic Corp. (b)	770,853

		3,305,145

Multi-Line Retail - 1.4%
37,286	BJ’s Wholesale Club, Inc. (b)	1,158,103
17,004	The Neiman Marcus Group, Inc., Class A Shares	1,556,036

		2,714,139

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Specialty Retail - 6.7%
28,485	Abercrombie & Fitch Co., Class A Shares	$1,630,481
25,883	Aeropostale, Inc. (b)	847,668
32,445	American Eagle Outfitters, Inc.	958,750
34,040	AutoNation, Inc. (b)	644,718
29,986	Barnes & Noble, Inc. (b)	1,034,217
36,721	Borders Group, Inc. (a)	977,513
11,260	CDW Corp.	638,217
18,243	Chico’s FAS, Inc. (b)	515,547
22,478	Copart, Inc. (b)	529,582
48,497	Foot Locker, Inc.	1,420,962
16,207	GameStop Corp., Class B Shares (b)	361,416
42,130	Michaels Stores, Inc.	1,529,319
30,180	Pacific Sunwear of California, Inc. (b)	844,436
20,214	RadioShack Corp.	495,243
16,218	Rent-A-Center, Inc. (b)	442,914

		12,870,983

Textiles & Apparel - 0.6%
16,192	The Timberland Co., Class A Shares (b)	1,148,498

	TOTAL CONSUMER DISCRETIONARY	39,331,607

CONSUMER STAPLES - 3.9%
Beverages - 1.3%
31,717	Constellation Brands, Inc., Class A Shares (b)	1,676,878
39,710	PepsiAmericas Inc.	899,829

		2,576,707

Food & Drug Retailing - 0.5%
20,200	SUPERVALU Inc.	673,670
2,795	Whole Foods Market, Inc.	285,453

		959,123

Food Products - 1.6%
25,793	Archer-Daniels-Midland Co.	633,992
19,525	Dean Foods Co. (b)	669,708
18,241	Pilgrim’s Pride Corp.	651,569
19,366	Smithfield Foods, Inc. (b)	610,997
32,339	Tyson Foods, Inc., Class A Shares	539,415

		3,105,681

Household Products - 0.5%
27,722	Church & Dwight, Inc.	983,299

	TOTAL CONSUMER STAPLES	7,624,810

ENERGY - 6.9%
Energy Equipment & Services - 4.6%
31,712	Helmerich & Payne, Inc.	1,258,649
17,587	National-Oilwell Varco Inc. (b)	821,313
108,188	Patterson-UTI Energy, Inc.	2,706,864

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Energy Equipment & Services - 4.6% (continued)
48,865	Pride International, Inc. (b)	$1,213,807
23,259	Tidewater Inc.	903,845
35,242	Weatherford International Ltd. (b)	2,041,921

		8,946,399

Oil & Gas - 2.3%
25,541	Forest Oil Corp. (b)	1,034,410
9,517	Newfield Exploration Co. (b)	706,732
20,450	Noble Energy, Inc.	1,391,009
32,974	Plains Exploration & Production Co. (b)	1,150,793
1,948	Pogo Producing Co.	95,920

		4,378,864

	TOTAL ENERGY	13,325,263

FINANCIALS - 16.8%
Banks - 5.0%
27,178	Associated Banc-Corp.	848,769
10,948	Comerica Inc.	603,016
45,783	Commerce Bancorp, Inc.	1,486,574
27,573	Independence Community Bank Corp.	1,075,347
23,194	Investors Financial Services Corp.	1,134,419
13,622	Mercantile Bankshares Corp.	692,815
26,816	North Fork Bancorp., Inc.	743,876
20,935	Silicon Valley Bancshares (b)	922,396
23,560	The South Financial Group, Inc.	719,522
18,699	UCBH Holdings, Inc.	746,090
16,056	Westcorp	678,366

		9,651,190

Diversified Financials - 3.6%
17,450	American Capital Strategies, Ltd.	548,105
35,446	AmeriCredit Corp. (b)	830,854
6,570	The Bear Stearns Cos. Inc.	656,343
37,083	E*TRADE Financial Corp. (b)	444,996
26,361	IndyMac Bancorp, Inc.	896,274
28,571	Jefferies Group, Inc.	1,076,555
23,845	Legg Mason, Inc.	1,863,248
17,725	SEI Investments Co.	640,936

		6,957,311

Insurance - 5.7%
20,130	AmerUs Group Co.	951,143
12,592	Everest Re Group, Ltd.	1,071,705
50,677	Fidelity National Financial, Inc.	1,669,300
31,109	First American Corp.	1,024,731
30,758	Fremont General Corp.	676,368
11,001	HCC Insurance Holdings, Inc.	397,796
33,637	Ohio Casualty Corp. (b)	772,978

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Insurance - 5.7% (continued)
24,348	Protective Life Corp.	$956,876
27,421	Radian Group Inc.	1,309,079
16,233	Stancorp Financial Group, Inc.	1,376,234
14,387	W.R. Berkley Corp. (a)	713,595

		10,919,805

Real Estate - 2.5%
21,781	CBL & Associates Properties, Inc.	1,557,559
18,948	Developers Diversified Realty Corp.	753,183
20,946	General Growth Properties Inc.	714,259
27,622	Highwoods Properties, Inc.	740,822
17,923	New Plan Excel Realty Trust, Inc.	450,047
15,612	Weingarten Realty Investors	538,770

		4,754,640

	TOTAL FINANCIALS	32,282,946

HEALTHCARE - 11.7%
Biotechnology - 1.7%
21,434	Cephalon, Inc. (b)	1,003,754
24,885	Charles River Laboratories International, Inc. (b)	1,170,591
15,736	Invitrogen Corp. (b)	1,088,931

		3,263,276

Healthcare Equipment & Supplies - 2.9%
8,835	Bausch & Lomb, Inc.	647,606
18,477	Beckman Coulter, Inc.	1,227,797
11,167	The Cooper Cos., Inc.	814,074
11,090	Patterson Cos. Inc. (b)	553,945
34,679	STERIS Corp. (b)	875,645
40,336	Varian Medical Systems, Inc. (b)	1,382,718

		5,501,785

Healthcare Providers & Services - 5.0%
9,839	AmerisourceBergen Corp.	563,676
21,414	Apria Healthcare Group, Inc. (b)	687,389
26,417	Community Health Systems Inc. (b)	922,218
27,800	Coventry Health Care, Inc. (b)	1,894,292
23,476	Health Net, Inc. (b)	767,900
28,000	LifePoint Hospitals, Inc. (b)	1,227,520
17,427	Lincare Holdings Inc. (b)	770,796
35,685	Omnicare, Inc.	1,265,033
14,750	PacifiCare Health Systems, Inc. (b)	839,570
13,358	Triad Hospitals, Inc. (b)	669,236

		9,607,630

Pharmaceuticals - 2.1%
24,004	Barr Pharmaceuticals, Inc. (b)	1,172,115
26,394	Eon Labs, Inc. (b)	798,155

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Pharmaceuticals - 2.1% (continued)
12,873	Hospira, Inc. (b)	$415,412
87,430	King Pharmaceuticals, Inc. (b)	726,543
14,845	Medicis Pharmaceutical Corp., Class A Shares	445,053
17,128	Par Pharmaceutical Cos. Inc. (b)	572,760

		4,130,038

	TOTAL HEALTHCARE	22,502,729

INDUSTRIALS - 14.5%
Aerospace & Defense - 1.5%
6,378	Alliant Techsystems Inc. (b)	455,708
8,837	L-3 Communications Holdings, Inc.	627,604
24,551	Precision Castparts Corp.	1,890,672

		2,973,984

Air Freight & Couriers - 0.6%
8,847	CNF Inc.	413,951
18,736	Ryder Systems, Inc.	781,291

		1,195,242

Airlines - 0.3%
18,500	Alaska Air Group, Inc. (b)	544,640

Building Products - 0.5%
13,256	Crane Co.	381,640
15,091	York International Corp.	591,266

		972,906

Commercial Services & Supplies - 5.5%
30,415	Adesa, Inc.	710,494
14,529	Alliance Data Systems Corp. (b)	586,972
27,040	Career Education Corp. (b)	926,390
25,668	CheckFree Corp. (b)	1,046,228
52,407	Corinthian Colleges, Inc. (b)	823,838
14,496	DST Systems, Inc. (b)	669,425
28,423	Education Management Corp. (b)	794,423
23,765	ITT Educational Services, Inc. (b)	1,152,602
34,927	Korn/Ferry International (b)	664,661
17,005	Laureate Education, Inc. (b)	727,644
22,491	Manpower Inc.	978,808
27,234	Valassis Communications, Inc. (b)	952,101
18,374	West Corp. (b)	587,968

		10,621,554

Construction & Engineering - 0.3%
21,222	Granite Construction, Inc.	557,502

Electrical Equipment - 1.0%
25,248	Ametek, Inc.	1,016,232
25,065	Thomas & Betts Corp. (b)	809,600

		1,825,832

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Industrial Conglomerates - 0.5%
18,425	Teleflex Inc.	$942,992

Machinery - 2.4%
24,104	Flowserve Corp. (b)	623,570
16,772	Harsco Corp.	999,779
25,195	Kennametal Inc.	1,196,511
12,688	Oshkosh Truck Corp.	1,040,289
10,280	PACCAR Inc.	744,169

		4,604,318

Marine - 1.0%
30,376	Overseas Shipholding Group, Inc.	1,910,954

Road & Rail - 0.9%
22,162	J.B. Hunt Transport Services, Inc.	970,031
35,567	Swift Transportation Co., Inc. (b)	787,453

		1,757,484

	TOTAL INDUSTRIALS	27,907,408

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 2.0%
53,059	Andrew Corp. (b)	621,321
22,883	Avocent Corp. (b)	587,178
36,328	Harris Corp.	1,186,109
37,549	Polycom, Inc. (b)	636,455
111,251	Powerwave Technologies, Inc. (b)	861,083

		3,892,146

Computers & Peripherals - 1.0%
39,819	Storage Technology Corp. (b)	1,226,425
53,807	Western Digital Corp. (b)	686,039

		1,912,464

Electronic Equipment & Instruments - 2.3%
29,784	Amphenol Corp., Class A Shares	1,103,200
9,391	Diebold, Inc.	515,096
27,345	Ingram Micro Inc., Class A Shares (b)	455,841
29,364	Jabil Circuit, Inc. (b)	837,461
26,196	Tech Data Corp. (b)	970,824
19,575	Tektronix, Inc.	480,175

		4,362,597

IT Consulting & Services - 1.1%
31,952	Acxiom Corp.	668,755
22,302	Cognizant Technology Solutions Corp., Class A Shares (b)	1,030,353
10,400	Computer Sciences Corp. (b)	476,840

		2,175,948

Office Electronics - 0.3%
39,558	Xerox Corp. (b)	599,304

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Semiconductor Equipment & Products - 3.3%
20,022	Cabot Microelectronics Corp. (b)	$628,290
28,983	Cree, Inc. (b)	630,380
66,179	Fairchild Semiconductor International, Inc. (b)	1,014,524
25,490	International Rectifier Corp. (b)	1,159,795
43,358	Lam Research Corp. (b)	1,251,312
65,129	MEMC Electronic Materials, Inc. (b)	875,985
65,274	MPS Group, Inc. (b)	686,030

		6,246,316

Software - 2.3%
86,600	Activision, Inc. (b)	1,281,680
12,550	Fair Isaac Corp.	432,222
34,977	Jack Henry and Associates, Inc.	629,236
12,051	Macromedia, Inc. (b)	403,708
17,814	RSA Security Inc. (b)	282,352
35,895	Sybase, Inc. (b)	662,622
34,030	Transaction Systems Architects, Inc., Class A Shares (b)	787,795

		4,479,615

	TOTAL INFORMATION TECHNOLOGY	23,668,390

MATERIALS - 5.5%
Chemicals - 3.2%
20,810	Albemarle Corp.	756,652
17,747	Cytec Industries, Inc.	962,775
16,939	FMC Corp. (b)	905,390
27,093	The Lubrizol Corp.	1,101,059
9,597	PPG Industries, Inc.	686,377
52,800	RPM International Inc.	965,184
12,187	The Scotts Co., Class A Shares (b)	855,893

		6,233,330

Containers & Packaging - 0.3%
16,784	Sonoco Products Co.	484,218

Metals & Mining - 1.7%
9,362	Nucor Corp.	538,877
33,152	Peabody Energy Corp.	1,536,927
12,653	Southern Peru Copper Corp.	701,735
24,727	Worthington Industries, Inc.	476,736

		3,254,275

Paper & Forest Products - 0.3%
17,297	Georgia-Pacific Corp.	613,871

	TOTAL MATERIALS	10,585,694

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
140,675	Cincinnati Bell, Inc. (b)	597,869

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Wireless Telecommunication Services - 0.2%
4,289	Telephone & Data Systems, Inc.	$349,982

	TOTAL TELECOMMUNICATION SERVICES	947,851

UTILITIES - 6.6%
Electric Utilities - 3.2%
39,675	Energy East Corp.	1,040,279
16,339	IDACORP, Inc.	463,537
25,741	NSTAR	1,397,736
56,037	Pepco Holdings, Inc.	1,176,217
10,465	PNM Resources Inc.	279,206
8,630	Puget Energy, Inc.	190,205
27,794	Wisconsin Energy Corp.	986,687
41,164	Xcel Energy, Inc.	707,198

		6,241,065

Gas Utilities - 2.4%
13,306	AGL Resources, Inc.	464,779
40,145	MDU Resources Group, Inc.	1,108,805
37,329	National Fuel Gas Co.	1,067,236
58,601	ONEOK, Inc.	1,806,083
8,419	WGL Holdings Inc.	260,652

		4,707,555

Multi-Utilities - 1.0%
22,671	Questar Corp.	1,343,256
23,981	Westar Energy, Inc.	518,949

		1,862,205

	TOTAL UTILITIES	12,810,825

	TOTAL COMMON STOCK (Cost - $163,216,770)	190,987,523

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.4%
U.S. TREASURY BILLS - 0.1%
$200,000	U.S. Treasury Bills due 6/16/05 (c) (Cost - $198,847)	198,865

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 1.3%
$2,469,000	State Street Bank & Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity - $2,469,163; (Fully collateralized by U.S. Treasury Bonds, 7.625% due 2/15/25; Market value - $2,521,554) (Cost - $2,469,000)	$2,469,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,667,847)	2,667,865

	TOTAL INVESTMENTS - 100.5% (Cost - $165,884,617*)	193,655,388
	Liabilities in Excess of Other Assets - (0.5%)	(1,015,873)

	TOTAL NET ASSETS - 100.0%	$192,639,515

(a)	All or a portion of this security is segregated as collateral for open futures contracts.

(b)	Non-income producing security.

(c)	All or a portion of this security is held as collateral for open futures contracts.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB” and “B” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lowest degree of speculation than “B”, “CCC” and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C — Bonds rated “C” are bonds on which no interest is being paid.

D — Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest rating within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in

Bond Ratings (unaudited) (continued)

“Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca and C — Bonds rated “Ca” and “C” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited) (continued)

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Travelers Quality Bond (“TQB”), Lazard International Stock (“LIS”), Federated High Yield (“FHY”), Federated Stock (“FSP”) and Disciplined Mid Cap Stock (“DMCS”) Portfolios (“Fund(s)”) are separate diversified investment funds of The Travelers Series Trust (“Trust”). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies. Effective May 2, 2005, commensurate with a change in sub-adviser from Lazard Asset Management LLC to Mondrian Investment Partners Ltd., the Lazard International Stock Portfolio changed its name to the Mondrian International Stock Portfolio.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities traded in over-the counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. Securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instruments, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedules of Investments (unaudited) (continued)

(d) Lending of Portfolio Securities. Certain Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(e) Credit and Market Risk. Certain Funds invest in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Funds investments in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Travelers Quality Bond Portfolio	$1,308,214	$(3,092,888)	$(1,784,674)
Lazard International Stock Portfolio	25,095,309	(1,473,001)	23,622,308
Federated High Yield Portfolio	3,936,723	(3,051,756)	884,967
Federated Stock Portfolio	4,733,144	(1,106,448)	3,626,696
Disciplined Mid Cap Stock Portfolio	31,049,897	(3,279,126)	27,770,771

Notes to Schedules of Investments (unaudited) (continued)

At March 31, 2005, DMCS had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Purchased Contracts:
S&P MidCap 400 Index	6	6/05	$2,020,098	$1,984,800	$(35,298)

At March 31, 2005, LIS loaned securities having a market value of $43,655,626. LIS received cash collateral amounting to $45,751,001, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer
Date	May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer
Date	May 31, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer
Date	May 31, 2005